SHAREHOLDERS' DEFICIT (Details)				6 Months Ended		10 Months Ended	12 Months Ended
	Sep. 05, 2025 USD ($) $ / shares shares	Aug. 15, 2025 shares	Aug. 06, 2025 shares	Jun. 30, 2026 USD ($) Vote $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) shares	Mar. 31, 2026 shares	Feb. 11, 2026 shares	Dec. 31, 2023 shares
Common share capital
Proceeds from issuance of SIF Warrants (note 11) | $				$ 3,624,000	$ 4,570,000		$ 4,570,000	$ 1,548,000
Common shares, issued				13,324,608		13,290,803	13,290,803	1,316,702
Common shares, outstanding				13,324,608		13,290,803	13,290,803	1,316,702
Common shares redemption, issued			180,827,421			189,817,561	189,817,561	18,082,742
Common shares redemption, outstanding			180,827,421			189,817,561	189,817,561	18,082,742			17,757,257
Conversion ratio			0.10	0.1			0.10	0.10
Spring Valley Acquisition III
Common share capital
Preferred shares, shares authorized				1,000,000		1,000,000	1,000,000
Preferred shares, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares, shares issued				0		0	0
Preferred shares, shares outstanding				0		0	0
Spring Valley Acquisition III | Public Warrants
Common share capital
Number of warrants in a unit				0.33		0.33	0.33
Exercise price | $ / shares				$ 11.5		$ 11.5	$ 11.5
Spring Valley Acquisition III | Private Placement Warrants
Common share capital
Number of warrants issued	7,046,111					7,046,111
Price per warrant issued | $ / shares	$ 0.9
Proceeds from issuance of SIF Warrants (note 11) | $	$ 6,341,500
Spring Valley Acquisition III | IPO including over-allotment
Common share capital
Number of units issued	23,000,000
Price per unit issued | $ / shares	$ 10
Gross proceeds | $	$ 230,000,000
Spring Valley Acquisition III | Underwriters over-allotment option
Common share capital
Number of units issued	3,000,000
Spring Valley Acquisition III | Underwriters over-allotment option | Private Placement Warrants
Common share capital
Number of warrants issued	2,555,556
Spring Valley Acquisition III | Private placement | Private Placement Warrants | Underwriters
Common share capital
Number of warrants issued	2,555,556
Price per warrant issued | $ / shares	$ 0.9
Proceeds from issuance of SIF Warrants (note 11) | $	$ 2,300,000
Sponsor | Spring Valley Acquisition III | Private Placement Warrants
Common share capital
Number of warrants issued	4,490,555
Sponsor | Spring Valley Acquisition III | Private placement | Private Placement Warrants
Common share capital
Number of warrants issued	4,490,555
Price per warrant issued | $ / shares	$ 0.9
Proceeds from issuance of SIF Warrants (note 11) | $	$ 4,041,500
Class A ordinary shares | Spring Valley Acquisition III
Common share capital
Common shares, authorized				200,000,000		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Number of votes per share | Vote				1		1	1
Number of shares in a unit				1		1	1
Common shares, issued				0		0	0
Common shares, outstanding				0		0	0
Class A ordinary shares | Spring Valley Acquisition III | Public Warrants
Common share capital
Number of shares called by each warrant				1		1	1			1
Exercise price | $ / shares				$ 11.5		$ 11.5	$ 11.5
Class A ordinary shares | Spring Valley Acquisition III | Private Placement Warrants
Common share capital
Number of shares called by each warrant				1		1	1
Exercise price | $ / shares				$ 11.5		$ 11.5	$ 11.5
Class A ordinary shares subject to possible redemption | Spring Valley Acquisition III
Common share capital
Common shares redemption, issued				23,000,000		23,000,000	23,000,000
Common shares redemption, outstanding				23,000,000		23,000,000	23,000,000
Class B common shares
Common share capital
Common shares, issued						0	0	0
Common shares, outstanding						0	0	0
Common shares redemption, issued				3,500,000		0	0
Common shares redemption, outstanding				3,500,000		0	0		3,500,000
Class B common shares | Spring Valley Acquisition III
Common share capital
Common shares, authorized				20,000,000		20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Number of votes per share | Vote				1		1	1
Common shares, issued				7,666,667		7,666,667	7,666,667
Common shares, outstanding				7,666,667		7,666,667	7,666,667
Conversion ratio				1		1
Class B common shares | Founder shares | Spring Valley Acquisition III
Common share capital
Common shares, outstanding		7,666,667
Number of shares no longer subject to forfeiture	1,000,000
Conversion ratio		1.33
Class B common shares | Founder shares | Sponsor | Spring Valley Acquisition III
Common share capital
Common shares, outstanding		7,546,667
Number of shares subject to forfeiture						1,000,000	1,000,000
Founder shares as percentage of issued and outstanding shares, if forfeiture is made (in %)						25.00%
Number of shares no longer subject to forfeiture	1,000,000